Supplemental Cash Flow Information - Additional Information (Detail) - JPY (¥) ¥ in Millions							1 Months Ended			12 Months Ended
	Jul. 31, 2019	Oct. 31, 2018	Mar. 31, 2018	Jul. 24, 2017	Jun. 19, 2017	May 01, 2017	Aug. 31, 2019	Nov. 30, 2018	Apr. 30, 2018	Dec. 31, 2019	[1]	Dec. 31, 2018		Dec. 31, 2017	Apr. 25, 2018	Jul. 18, 2017
Supplemental cash flow information [line items]
Number of shares issued																1,007,810
Increase in share capital												¥ 2,500		¥ 2,000
Increase in share premium												2,500		2,000
Increase in treasury shares												¥ 5,000		¥ 4,000
Next Floor Corporation [member]
Supplemental cash flow information [line items]
Loan provided					¥ 1,976
Percentage of ownership				51.00%
Snow Corporation [member]
Supplemental cash flow information [line items]
Percentage of ownership	34.00%						29.20%			29.20%		34.00%	[1]
Camera Application Business (was operated by a wholly owned subsidiary, LINE Plus Corporation) [Member]
Supplemental cash flow information [line items]
Number of newly issued common shares received in exchange for transfer of business						208,455
Percentage of ownership												45.00%		48.60%
Camera Application Business (was operated by a wholly owned subsidiary, LINE Plus Corporation) [Member] | Snow Corporation [member]
Supplemental cash flow information [line items]
Percentage of ownership												48.60%		25.00%
NAVER Corporation [member] | Camera Application Business (was operated by a wholly owned subsidiary, LINE Plus Corporation) [Member] | Ultimate Parent Company [member]
Supplemental cash flow information [line items]
Percentage of ownership in Snow Corporation held by ultimate parent company												55.00%		75.00%
LINE Mobile Corporation [member]
Supplemental cash flow information [line items]
Joint venture ownership percentage under equity method			100.00%						49.00%
LINE Games Corporation [member]
Supplemental cash flow information [line items]
Joint venture ownership percentage under equity method		100.00%						49.50%
Trust And Custody Services Bank Ltd [member]
Supplemental cash flow information [line items]
Number of shares issued															1,172,332	1,007,810

[1]	In August 2019, Snow Corporation, an associate of the Group, issued new shares through a third-party allotment. As a result, the Group’s ownership interest in Snow Corporation decreased from 34.0% to 29.2%. As the Group still has significant influence on Snow Corporation, the investment is accounted for under the equity method.